Revenues from Contracts with Customers - Schedule of Components of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	$ 6,141,802	$ 3,923,227	$ 2,790,128
Other sources of revenue:	2,898,081	3,032,703	2,568,528
Total revenues	9,039,883	6,955,930	5,358,656
Commissions and other fees
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	896,015	822,248	675,772
Total revenues	896,015	822,248	675,772
Investment banking
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	4,365,699	2,501,494	1,526,992
Total revenues	4,365,699	2,501,494	1,526,992
Other
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	880,088	599,485	587,364
Principal transactions
Disaggregation of Revenue [Line Items]
Other sources of revenue:	1,623,713	1,916,508	559,300
Total revenues	1,623,713	1,916,508	559,300
Interest income
Disaggregation of Revenue [Line Items]
Other sources of revenue:	943,336	997,555	1,603,940
Total revenues	943,336	997,555	1,603,940
Other
Disaggregation of Revenue [Line Items]
Other sources of revenue:	$ 331,032	$ 118,640	$ 405,288